Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs) [Member] - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock Units
RSUs, Shares issued upon vesting of RSUs	(230,990)
RSUs releasable at End of Period	125,000
Share Based Compensation Plans [Member]
Restricted Stock Units
RSUs outstanding at Beginning of Period	605,990	182,180	228,572
RSUs, Granted	164,073	500,000	29,800
RSUs, Shares issued upon vesting of RSUs	(105,990)	(76,190)	(76,192)
RSUs, Forfeited or canceled	0	0	0
RSUs outstanding at End of Period	664,073	605,990	182,180
RSUs releasable at End of Period	125,000